UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   May 7, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total: $35,547

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104Q107      589   130550 SH       SOLE                   130550
AllianceBernstein              COM              01881G106      281    19100 SH       SOLE                    19100
American Express               COM              025816109      805    59090 SH       SOLE                    59090
Annaly Capital Mgmt            COM              035710409     1593   114866 SH       SOLE                   114866
Apple Computer                 COM              037833100     1523    14486 SH       SOLE                    14486
Banco Bilbao                   COM              05946K101      135    16590 SH       SOLE                    16590
Bank of America                COM              060505104       96    14003 SH       SOLE                    14003
Berkshire Hathaway B           COM              084670207     2594      920 SH       SOLE                      920
Calamos Asset Mgmt             COM              12811R104      527   109573 SH       SOLE                   109573
Calamos Conv Opp               COM              128117108      189    21930 SH       SOLE                    21930
Calpine Corp                   COM              131347304      342    50200 SH       SOLE                    50200
Canadian Zinc Corp             COM              136802105        2    12500 SH       SOLE                    12500
ChevronTexaco                  COM              166764100      299     4441 SH       SOLE                     4441
Cisco Systems Inc              COM              17275R102      314    18711 SH       SOLE                    18711
Coca Cola                      COM              191216100      677    15405 SH       SOLE                    15405
Comcast A Spcl                 COM              20030N200      399    30975 SH       SOLE                    30975
Compucredit Corp               COM              20478N100       37    15280 SH       SOLE                    15280
ConocoPhillips                 COM              20825C104      775    19797 SH       SOLE                    19797
Contango Oil & Gas             COM              21075N204     1644    41945 SH       SOLE                    41945
Continental Resources          COM              212015101      520    24525 SH       SOLE                    24525
Covidien Ltd                   COM              030852800      320     9632 SH       SOLE                     9632
Cryo-cell Intl                 COM              228895108        6    10000 SH       SOLE                    10000
Dell Inc                       COM              24702R101      364    38400 SH       SOLE                    38400
Disney, Walt Hldg Co           COM              254687106      293    16160 SH       SOLE                    16160
Exxon Mobil Corp               COM              30231G102     3154    46315 SH       SOLE                    46315
First Marblehead Corp          COM              320771108       16    12225 SH       SOLE                    12225
General Electric               COM              369604103      811    80209 SH       SOLE                    80209
Goodrich Corp                  COM              382388106      911    24050 SH       SOLE                    24050
Greenlight Capital             COM              G4095J109      369    23100 SH       SOLE                    23100
Group 1 Automotive             COM              398905109      214    15320 SH       SOLE                    15320
Home Depot Inc                 COM              437076102     1076    45668 SH       SOLE                    45668
Johnson & Johnson              COM              478160104     2018    38365 SH       SOLE                    38365
Kinder Morgan                  COM              494550106      544    11650 SH       SOLE                    11650
Kinder Morgan Mgmt             COM              49455U100      434    10647 SH       SOLE                    10647
Legg Mason Inc                 COM              524901105      203    12755 SH       SOLE                    12755
Microsoft Inc                  COM              594918104     2014   109645 SH       SOLE                   109645
Moodys Corp                    COM              615369105      703    30675 SH       SOLE                    30675
Natl Oilwell Varco             COM              637071101      495    17245 SH       SOLE                    17245
Pepsico                        COM              713448108     1322    25680 SH       SOLE                    25680
Pfizer Inc                     COM              717081103      533    39146 SH       SOLE                    39146
Prepaid Card Hldgs Inc         COM              74071E108        0    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      416     8834 SH       SOLE                     8834
Qualcomm Inc                   COM              747525103      230     5904 SH       SOLE                     5904
Royal Dutch Shell ADR          COM              780259206      205     4617 SH       SOLE                     4617
S&P Depository Receipts        COM              78462F103     1750    22010 SH       SOLE                    22010
SBA Communications CP          COM              78388j106     1462    62755 SH       SOLE                    62755
Sears Holding Corp             COM              812350106      706    15450 SH       SOLE                    15450
Streetracks Gold Shs           COM              78463V107      448     4966 SH       SOLE                     4966
Walmart                        COM              931142103      916    17575 SH       SOLE                    17575
Weingarten Realty              COM              948741103      271    28475 SH       SOLE                    28475